Long-Term Incentive Plans (LTIPs) - Cash-settled awards (Details) - RUB (₽) ₽ in Thousands			1 Months Ended					12 Months Ended
	May 08, 2020	May 08, 2019	Jul. 31, 2021	Mar. 31, 2021	Sep. 30, 2020	Jul. 31, 2020	Aug. 31, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Management incentive agreement
Social taxes payable								₽ 7,453	₽ 4,068
Cash-settled awards
Management incentive agreement
Expense from cash-settled awards								46,920	31,887	₽ 29,462
Cash-settled awards liability								13,379	10,337
Social taxes								7,374	5,071	₽ 3,603
Social taxes payable								2,020	₽ 1,561
Cash-settled awards, Award 2 | Vesting: 12 months from the date of the event
Management incentive agreement
Percentage of vesting						50.00%
August 2017 cash-settled management incentive program | Cash-settled awards, Award 1
Management incentive agreement
Vested and settled value		₽ 19,568
August 2017 cash-settled management incentive program | Cash-settled awards, Award 1 | Vesting: at the event
Management incentive agreement
Percentage of vesting							50.00%
August 2017 cash-settled management incentive program | Cash-settled awards, Award 2
Management incentive agreement
Vested and settled value	₽ 31,381
August 2017 cash-settled management incentive program | Cash-settled awards, Award 2 | Vesting: 12 months from the date of the event
Management incentive agreement
Percentage of vesting							50.00%
July 2020 cash-settled management incentive program | Cash-settled awards, Award 1
Management incentive agreement
Vested and settled value					₽ 14,029
July 2020 cash-settled management incentive program | Cash-settled awards, Award 1 | Vesting: at the event
Management incentive agreement
Percentage of vesting						50.00%
July 2020 cash-settled management incentive program | Cash-settled awards, Award 2
Management incentive agreement
Vested and settled value			₽ 28,080
March 2021 cash-settled management incentive program | Cash-settled awards, Award 1
Management incentive agreement
Vested and settled value			₽ 15,577
March 2021 cash-settled management incentive program | Cash-settled awards, Award 1 | Vesting: at the event
Management incentive agreement
Percentage of vesting				50.00%
March 2021 cash-settled management incentive program | Cash-settled awards, Award 2
Management incentive agreement
Total fair value								₽ 23,543
March 2021 cash-settled management incentive program | Cash-settled awards, Award 2 | Vesting: 12 months from the date of the event
Management incentive agreement
Percentage of vesting				50.00%